Long-Term Debt	3 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

Senior Unsecured Notes

On March 24, 2014, the Company completed the private offering of $200,000,000 of 6.75% senior notes due on April 1, 2021 (the “Notes”). Interest on the Notes will be payable semi-annually in arrears on April 1 and October 1, commencing on October 1, 2014. The Notes were sold to the placement agents as initial purchasers for resale only to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and outside the United States in accordance with Regulation S under the Securities Act. The net proceeds from the sale of the Notes were approximately $195,000,000. The Company used $153,411,000 of the net proceeds from the offering to repay all amounts outstanding under the 2014 Credit Facility (defined below) and to pay off the remaining balances on notes payable related to previous pawn store acquisitions. Approximately $41,589,000 of the net proceeds remain available for general corporate purposes. The Company is capitalizing approximately $5,000,000 in issuance costs, which consisted primarily of placement agent fees and legal and other professional expenses. The issuance costs are being amortized over the life of the Notes as a component of interest expense.

The Notes are fully and unconditionally guaranteed on a senior unsecured basis jointly and severally by all of the Company's existing and future domestic subsidiaries that guarantee its revolving bank credit facility. The Company may redeem the Notes at any time on or after April 1, 2017, at the redemption prices set forth in the indenture governing the Notes (the “Indenture”), plus accrued and unpaid interest, if any. In addition, prior to April 1, 2017, the Company may redeem some or all of the Notes at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, plus a “make-whole” premium set forth in the Indenture. The Company may redeem up to 35% of the Notes prior to April 1, 2017, with the proceeds of certain equity offerings at a redemption price of 106.75% of the principal amount of the Notes redeemed, plus accrued and unpaid interest, if any. In addition, upon a change of control, noteholders have the right to require the Company to purchase the Notes at a price equal to 101% of the principal amount of the Notes, plus accrued and unpaid interest, if any.

On March 24, 2014, the Company entered into a registration rights agreement with the initial purchasers of the Notes. Pursuant to the registration rights agreement, the Company agreed to use commercially reasonable efforts to issue in exchange for the Notes, generally no later than approximately 245 days following the closing date of the issuance and sale of the Notes, identical new notes that have been registered under the Securities Act. In certain circumstances, the Company may be required to file a shelf registration statement to cover resales of the Notes. If the Company does not comply with certain covenants set forth in the registration rights agreement, the Company may be required to pay liquidated damages to holders of the Notes.

Revolving Credit Facilities

During the period from January 1, 2014, through February 4, 2014, the Company maintained a revolving line of credit agreement with its lenders (the “2012 Credit Facility”) in the amount of $205,000,000, which was scheduled to mature in February 2015. The 2012 Credit Facility charged interest at the prevailing 30-day London Interbank Offered Rate (“LIBOR”) plus a fixed spread of 2.0%. On February 4, 2014, the Company had $174,000,000 outstanding under the 2012 Credit Facility.

On February 5, 2014, the Company entered into an agreement with a group of commercial lenders to establish a new revolving credit facility (the “2014 Credit Facility”) in the amount of $160,000,000 with an accordion feature whereby the facility may be increased up to an additional $50,000,000 with the consent of any increasing or additional participating lenders. The Company used proceeds from the 2014 Credit Facility and available cash balances to retire and terminate the 2012 Credit Facility. The 2014 Credit Facility matures in February 2019 and bears interest, at the Company's option, at either (i) the prevailing LIBOR rate (with interest periods of 1, 2, 3 or 6 months at the Company's option) plus a fixed spread of 2.5% or (ii) the prevailing prime or base rate plus a fixed spread of 1.5%. The Company is required to maintain certain financial ratios and comply with certain financial covenants, including compliance with a leverage ratio of no greater than 2.5 times Consolidated EBITDA (as defined in the 2014 Credit Facility). The 2014 Credit Facility limits the Company's ability to incur additional indebtedness, subject to customary exceptions, including permitted additional unsecured debt so long as the aggregate principal amount of the loans and commitments under the 2014 Credit Facility plus such additional unsecured debt plus foreign third-party loans does not in the aggregate exceed $500,000,000. The 2014 Credit Facility is unsecured except for the pledge of 65% of the stock of certain of the Company's foreign subsidiaries, and the Company is restricted from pledging any of its other assets as collateral against other indebtedness. The 2014 Credit Facility is guaranteed by the Company's material U.S. operating subsidiaries. The 2014 Credit Facility allows the Company to repurchase shares of its stock and to pay cash dividends within certain parameters. The Company is required to pay an annual commitment fee of 0.50% on the average daily unused portion of the 2014 Credit Facility commitment. During March 2014, the Company used $145,870,000 of the proceeds from the sale of the Notes to repay all amounts outstanding under the 2014 Credit Facility. At March 31, 2014, the Company had no amount outstanding under the 2014 Credit Facility and $160,000,000 was available for borrowings.

Other Notes Payable

In March 2014, the Company used $7,541,000 of the proceeds from the sale of the Notes to repay the entire remaining balances on notes payable of $6,134,000 related to a September 2012 multi-store pawn acquisition and a note payable of $1,407,000 related to a January 2012 multi-store pawn acquisition.